Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.93%
Communication services: 1.46%
Entertainment: 1.46%
Liberty Media Corp.-Liberty Live Class C†	17,690	$1,203,982
Consumer discretionary: 8.18%
Automobile components: 1.85%
Modine Manufacturing Co.†	13,174	1,527,262
Diversified consumer services: 1.69%
Stride, Inc.†	13,484	1,401,392
Hotels, restaurants & leisure: 3.36%
Dutch Bros, Inc. Class A†	22,143	1,159,850
First Watch Restaurant Group, Inc.†	37,864	704,649
Sweetgreen, Inc. Class A†	28,517	914,255
		2,778,754
Household durables: 1.28%
Taylor Morrison Home Corp. Class A†	17,362	1,062,728
Consumer staples: 4.24%
Food products: 1.81%
Freshpet, Inc.†	10,101	1,496,059
Personal care products: 2.43%
BellRing Brands, Inc.†	15,786	1,189,317
e.l.f. Beauty, Inc.†	6,569	824,738
		2,014,055
Financials: 7.39%
Capital markets: 1.93%
Hamilton Lane, Inc. Class A	6,606	978,018
P10, Inc. Class A	48,743	614,649
		1,592,667
Financial services: 1.64%
Shift4 Payments, Inc. Class A†	13,104	1,359,933
Insurance: 3.82%
Palomar Holdings, Inc.†	14,592	1,540,769
Skyward Specialty Insurance Group, Inc.†	32,108	1,622,739
		3,163,508
Health care: 23.28%
Biotechnology: 6.74%
ADMA Biologics, Inc.†	34,324	588,656
ARS Pharmaceuticals, Inc.†	28,214	297,658
CareDx, Inc.†	27,118	580,596
Cytokinetics, Inc.†	4,302	202,366
Insmed, Inc.†	6,822	470,991
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Krystal Biotech, Inc.†	2,336	$365,958
Natera, Inc.†	8,109	1,283,655
Soleno Therapeutics, Inc.†	5,585	251,046
Vaxcyte, Inc.†	6,188	506,550
Vericel Corp.†	18,740	1,029,013
		5,576,489
Health care equipment & supplies: 6.82%
Glaukos Corp.†	12,141	1,820,422
Inspire Medical Systems, Inc.†	6,302	1,168,265
iRhythm Technologies, Inc.†	12,155	1,096,016
Lantheus Holdings, Inc.†	6,698	599,203
PROCEPT BioRobotics Corp.†	11,904	958,510
		5,642,416
Health care providers & services: 7.00%
Alignment Healthcare, Inc.†	53,165	598,106
Ensign Group, Inc.	7,583	1,007,478
GeneDx Holdings Corp. Class A†	7,664	589,055
HealthEquity, Inc.†	16,355	1,569,262
RadNet, Inc.†	29,001	2,025,430
		5,789,331
Pharmaceuticals: 2.72%
Corcept Therapeutics, Inc.†	10,376	522,846
Ligand Pharmaceuticals, Inc.†	7,759	831,377
Tarsus Pharmaceuticals, Inc.†	16,254	899,984
		2,254,207
Industrials: 25.24%
Aerospace & defense: 1.24%
AAR Corp.†	16,740	1,025,827
Building products: 2.03%
AAON, Inc.	14,243	1,676,116
Commercial services & supplies: 4.77%
Casella Waste Systems, Inc. Class A†	17,881	1,891,989
CECO Environmental Corp.†	34,342	1,038,159
Tetra Tech, Inc.	25,592	1,019,585
		3,949,733
Construction & engineering: 5.28%
Comfort Systems USA, Inc.	2,460	1,043,188
Construction Partners, Inc. Class A†	15,252	1,349,192
Sterling Infrastructure, Inc.†	11,703	1,971,370
		4,363,750
Electrical equipment: 0.97%
American Superconductor Corp.†	32,568	802,150
See accompanying notes to portfolio of investments
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Ground transportation: 1.23%
Saia, Inc.†	2,228	$1,015,366
Machinery: 3.16%
Esab Corp.	9,910	1,188,605
RBC Bearings, Inc.†	4,762	1,424,505
		2,613,110
Marine transportation: 1.15%
Kirby Corp.†	9,015	953,787
Professional services: 1.23%
Parsons Corp.†	11,056	1,019,916
Trading companies & distributors: 4.18%
Applied Industrial Technologies, Inc.	7,527	1,802,491
SiteOne Landscape Supply, Inc.†	6,591	868,496
Xometry, Inc. Class A†	18,418	785,712
		3,456,699
Information technology: 26.58%
Electronic equipment, instruments & components: 5.61%
Celestica, Inc.†	8,569	790,919
Fabrinet†	4,568	1,004,412
Littelfuse, Inc.	4,305	1,014,473
Mirion Technologies, Inc. Class A†	41,092	717,055
Nayax Ltd.†	1	20
Novanta, Inc.†	7,297	1,114,763
		4,641,642
IT services: 2.67%
Globant SA†	4,813	1,032,003
Wix.com Ltd.†	5,489	1,177,665
		2,209,668
Semiconductors & semiconductor equipment: 3.16%
Camtek Ltd.	12,061	974,167
Impinj, Inc.†	3,626	526,713
Onto Innovation, Inc.†	6,657	1,109,522
		2,610,402
Software: 15.14%
CCC Intelligent Solutions Holdings, Inc.†	94,848	1,112,567
Clearwater Analytics Holdings, Inc. Class A†	67,197	1,849,261
Commvault Systems, Inc.†	10,402	1,569,766
CyberArk Software Ltd.†	6,290	2,095,514
Descartes Systems Group, Inc.†	13,488	1,532,237
Pegasystems, Inc.	4,662	434,498
SEMrush Holdings, Inc. Class A†	48,680	578,318
SPS Commerce, Inc.†	7,126	1,311,113
See accompanying notes to portfolio of investments
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Varonis Systems, Inc. Class B†	36,244	$1,610,321
Workiva, Inc. Class A†	3,977	435,482
		12,529,077
Materials: 2.81%
Metals & mining: 2.81%
ATI, Inc.†	12,133	667,801
Carpenter Technology Corp.	9,744	1,653,654
		2,321,455
Real estate: 0.75%
Real estate management & development: 0.75%
Cushman & Wakefield PLC†	47,338	619,181
Total common stocks (Cost $62,447,824)		82,670,662

		Yield
Short-term investments: 0.15%
Investment companies: 0.15%
Allspring Government Money Market Fund Select Class♠∞		4.42%	125,608	125,608
Total short-term investments (Cost $125,608)				125,608
Total investments in securities (Cost $62,573,432)	100.08%			82,796,270
Other assets and liabilities, net	(0.08)			(62,292)
Total net assets	100.00%			$82,733,978

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,540,272	$25,479,233	$(27,893,897)	$0	$0	$125,608	125,608	$51,619
See accompanying notes to portfolio of investments
4 | Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery Small Cap Growth Fund | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,203,982	$0	$0	$1,203,982
Consumer discretionary	6,770,136	0	0	6,770,136
Consumer staples	3,510,114	0	0	3,510,114
Financials	6,116,108	0	0	6,116,108
Health care	19,262,443	0	0	19,262,443
Industrials	20,876,454	0	0	20,876,454
Information technology	21,990,789	0	0	21,990,789
Materials	2,321,455	0	0	2,321,455
Real estate	619,181	0	0	619,181
Short-term investments
Investment companies	125,608	0	0	125,608
Total assets	$82,796,270	$0	$0	$82,796,270
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery Small Cap Growth Fund